CONSOLIDATED STATEMENT OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 48,174	$ 31,870,683		$ (28,583,385)	$ (926,101)	$ 2,409,371
Beginning Balance (Shares) at Dec. 31, 2016	48,174,417
Stock-based compensation		103,001				103,001
Repurchase of shares	$ (554)	(99,685)				$ (100,239)
Repurchase of shares (Shares)	(554,000)					(554,000)
Stock option exercises	$ 162	18,398				$ 18,560
Stock option exercises (shares)	162,000					162,000
Income for the year				355,855	98,077	$ 453,932
Ending Balance at Dec. 31, 2017	$ 47,782	31,892,397		(28,227,530)	(828,024)	2,884,625
Ending Balance (Shares) at Dec. 31, 2017	47,782,417
Stock-based compensation		33,437				33,437
Repurchase of shares	$ (1,536)	(289,449)				$ (290,985)
Repurchase of shares (Shares)	(1,536,500)					(1,536,500)
Income for the year				1,306,183	233,111	$ 1,539,294
Ending Balance at Dec. 31, 2018	$ 46,246	31,636,385		(26,921,347)	(594,913)	4,166,371
Ending Balance (Shares) at Dec. 31, 2018	46,245,917
Stock-based compensation		10,642				10,642
Repurchase of shares	$ (402)	(123,743)				$ (124,145)
Repurchase of shares (Shares)	(401,800)					(401,800)
Shares in treasury			$ (9,430)			$ (9,430)
Income for the year				2,247,957	140,390	2,388,347
Ending Balance at Dec. 31, 2019	$ 45,844	$ 31,523,284	$ (9,430)	$ (24,673,390)	$ (454,523)	$ 6,431,785
Ending Balance (Shares) at Dec. 31, 2019	45,844,117